Significant Shareholdings and Related Party Transactions - Schedule of Ownership Interest (Details)	12 Months Ended
Jun. 30, 2025
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Argentina SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Australia Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | DEK Corporation Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Lexicon Consolidated Holdings Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Lexicon Digital Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Lexicon Digital Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Mudbath & Co Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Austria GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava d.o.o. Banja Luka
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava d.o.o. Sarajevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava EOOD
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Canada Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Colombia S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava ApS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Munchen GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava (Ireland) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Digital Services Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Malaysia SDN. BHD.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Lvvl Mexico S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | ICS Endava SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Holdings B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava DOOEL Skopje
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Poland sp. z.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Romania SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Digital Services d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Singapore Pte. Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Digitalne Resitve d.o.o.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | DEK Technologies Sweden AB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Switzerland GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Middle East FZ-LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava (UK) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava USA West Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Five Minutes Studio, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Levvel LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Uruguay SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Delaware Holdings, Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE Group, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE. Healthcare Solutions Ireland Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE.Healthcare Solutions Singapore Private Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE Solutions (HK) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE Solutions Information Technology (Shanghai) Co., Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE Solutions Canada, ULC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | TLM Partners, Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | TLM Partenaires Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | TLM Partners Entertainment EMEA limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Limited Guernsey Employee Benefit Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Vietnam Limited Liability Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Solutions, LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Solutions India Private Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | GalaxE Solutions US Holdings LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Arabia Business Services Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Consulting Services , S.L.U.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Ltda
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Endava Holdings Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Testing4Finance Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Total for all subsidiaries | Business Agility Consulting Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%